UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2015 to September 30, 2015

Commission File Number of issuing entity:	333-203567-01

RBC COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-203567

ROYAL BANK OF CANADA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	98-1056093
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

155 Wellington Street, West, 14th Floor Toronto, Ontario, Canada M5V 3K7	M5V 3K7
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 313-5982
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series CB8 1.200% Covered Bonds Due 2017	☐	☐	√
Series CB9 0.625% Covered Bonds Due 2015	☐	☐	√
Series CB10 1.125% Covered Bonds Due 2016	☐	☐	√
Series CB13 2.000% Covered Bonds Due 2018	☐	☐	√
Series CB17 2.200% Covered Bonds Due 2019	☐	☐	√
Series CB18 1.875% Covered Bonds Due 2020	☐	☐	√
Series CB24 Floating Rate Covered Bonds Due 2018	☐	☐	√

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes√   No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

Royal Bank of Canada (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:

Date	Amount	Type of Payment	Series
September 19, 2015	USD 15,000,000.00	Interest	CB8
September 23, 2015	USD 19,250,000.00	Interest	CB17
September 23, 2015	AUD 5,141,917.81	Interest	CB16
September 23, 2015	CAD 5,565,000.00	Interest	CB20
September 23, 2015	CAD 5,130,575.34	Interest	CB19
September 30, 2015	CAD 20,735,000.00	Interest	CB6

PART II – OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

During the period covered by this report, the Guarantor and the Bank issued on September 16, 2015, €1,250,000,000 0.50% series CB25 covered bonds due December 16, 2020 in a Regulation S transaction.  The joint lead managers for the transaction were RBC Europe Limited, Deutsche Bank AG, London Branch, ING Bank N.V., Natixis and UBS Limited.

The net proceeds from the sale of the series CB25 covered bonds were added to the Bank’s general working capital and will be used for general working capital purposes.

Item 9. Exhibits.

99.1           Monthly Investor Report for September 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBC COVERED BOND GUARANTOR LP
(Issuing entity)
Date:	October 15, 2015	By:	ROYAL BANK OF CANADA
(Servicer)

/s/ Boris Kogut
(Signature) Boris Kogut Managing Director, Head of Asset Securitization